SHAREHOLDERS' DEFICIT - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stock-based compensation expense	$ 174		$ (300)	$ 1,000
Stock-based compensation benefit		$ (10)
Unrecognized compensation cost	$ 254		$ 440
Unvested stock options (in shares)	790		9,453
Weighted-average remaining vesting period	2 years 6 months		2 years 8 months 12 days